L3HARRIS' MILITARY TRAINING BUSINESS - Private placements of subscription receipts (Details) - CAD ($) $ in Millions	Jul. 02, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
Gross proceeds	$ 700.0
Restricted funds for subscription receipts deposit		$ 0.0	$ 700.1
Liabilities for subscription receipts		$ 0.0	$ 714.1